Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]

Cybersecurity Management

We maintain an enterprise-wide cybersecurity risk management program designed to identify, assess, and manage material risks arising from cybersecurity threats to our critical systems, data, and operations. This includes our computer networks, third-party cloud services, communications infrastructure, and proprietary data related to our research, development, and business strategies.

Our information technology team conducts continuous monitoring of our systems using automated vulnerability scanning, real-time alerting, and periodic third-party penetration testing. We also use external threat intelligence feeds and engage third-party cybersecurity firms to independently evaluate our security posture. Our team implements mitigation strategies such as firewalls, encryption, access controls, and regular patching protocols. In fiscal year 2024, we did not identify any cybersecurity incidents that had a material impact on our business, operations, or financial condition. We currently believe that cybersecurity risks are not reasonably likely to materially affect our business strategy, financial results, or long-term performance. However, cybersecurity threats are constantly evolving, and there is no guarantee that we will not experience a material incident in the future. Oversight of our cybersecurity program resides with both senior management and the board of directors. Our Chief Technology Officer (CTO) leads day-to-day management of cybersecurity risks and chairs our internal Security and Privacy Committee, which includes senior IT and compliance personnel. The Committee meets regularly and provides updates to the full board at least once annually and more frequently as needed. Our board of directors and its designated subcommittee have ultimate oversight responsibility and review key cybersecurity metrics, incident response readiness, and risk mitigation strategies. In 2024, no waivers or exceptions were granted under our cybersecurity policies, and no material incidents were escalated to the board.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We maintain an enterprise-wide cybersecurity risk management program designed to identify, assess, and manage material risks arising from cybersecurity threats to our critical systems, data, and operations.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We currently believe that cybersecurity risks are not reasonably likely to materially affect our business strategy, financial results, or long-term performance. However, cybersecurity threats are constantly evolving, and there is no guarantee that we will not experience a material incident in the future.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Oversight of our cybersecurity program resides with both senior management and the board of directors.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Chief Technology Officer (CTO) leads day-to-day management of cybersecurity risks and chairs our internal Security and Privacy Committee, which includes senior IT and compliance personnel. The Committee meets regularly and provides updates to the full board at least once annually and more frequently as needed. Our board of directors and its designated subcommittee have ultimate oversight responsibility and review key cybersecurity metrics, incident response readiness, and risk mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true